Employee benefits (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in net assets available for benefits [abstract]
Fair value of plan assets at the beginning of the year	₨ 32,567	₨ 20,712	₨ 35,589
Interest income	2,381	1,418	2,667
Remeasurements - return on plan assets excluding amounts included in interest income	(2,596)	(1,493)	(14,785)
Employer contributions	10,000	20,292	7,500
Benefits paid	(16,854)	(8,362)	(10,259)
Fair value of plan assets at the end of the year	25,498	32,567	20,712
Actual return on plan assets	₨ 0	₨ (75)	₨ (12,118)